EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 20,101	$ (21,680)	$ 15,842
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	7,761.7	7,795.6	8,058.3
Diluted earnings per share (in shares)	7,806.8	7,795.6	8,112.5